Annual Total Returns- Vanguard Short-Term Inflation-Protected Securities Index Fund (Admiral) [BarChart] - Admiral - Vanguard Short-Term Inflation-Protected Securities Index Fund - Admiral Shares	2013	2014	2015	2016	2017	2018	2019	2020
Total	(1.54%)	(1.18%)	(0.17%)	2.72%	0.82%	0.53%	4.85%	4.97%